Leases - Information related to lease payments and lease liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases Disclosures [Abstract]
Lease liabilities at 1 January	$ 3,570	$ 3,668
New leases, including remeasurements and cancellations	1,595	1,379
Gross lease payments	(1,682)	(1,590)
Lease interest	167	139
Lease repayments	(1,515)	(1,452)
Foreign currency translation effects	(141)	(25)
Lease liabilities at 31 December	3,510	3,570
Current lease liabilities	1,249	1,279
Lease liabilities	$ 2,261	$ 2,290